CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of convertible debt

	As of
	September 30,	December 31,
	2025	2024
2023 Convertible Notes	$-	$4,160
2024 Convertible Notes	-	10,746
Less: unamortized debt discount	-	(78)

Subtotal	$-	$14,828

Less: Current portion	-	(14,828)

Convertible notes, net of current portion	$-	$-

Accrued cumulative interest:	$-	$725

	As of
	December 31,
	2024	2023
2023 Convertible Notes	$4,160	$4,160
2024 Convertible Notes	10,746	-
Less: unamortized debt discount	(78)	-

Subtotal	$14,828	$4,160

Less: Current portion	(14,828)	(4,160)

Convertible notes, net of current portion	$-	$-

Accrued cumulative interest:	$725	$122